Fair Value of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Schedule of carrying values of financial instruments

The carrying values of the financial instruments as at July 31, 2020 are summarized in the following table:

			Financial liabilities
	Amortized		designated as
	cost	FVTPL	as FVTPL	Total
Assets	$	$	$	$
Cash and cash equivalents	184,173	—	—	184,173
Restricted funds	8,261	—	—	8,261
Trade receivables	19,426	—	—	19,426
Commodity taxes recoverable and other receivables	16,773	—	—	16,773
Lease receivable - long term	3,865	—	—	3,865
Long - term investments	—	3,209	—	3,209
Liabilities	$	$	$	$
Accounts payable and accrued liabilities	32,451	—	—	32,451
Warrant liability	—	3,450	—	3,450
Lease liability - current	4,772	—	—	4,772
Lease liability - long term	24,344	—	—	24,344
Convertible debentures	28,969	—	—	28,969
Term loan	29,930	—	—	29,930
Other long-term liabilities	—	—	393	393

The carrying values of the financial instruments as at July 31, 2019 are summarized in the following table:

			Financial liabilities
	Amortized		designated
	cost	FVTPL	as FVTPL	Total
Assets	$	$	$	$
Cash and cash equivalents	113,568	—	—	113,568
Restricted funds	22,350	—	—	22,350
Short-term investments	25,937	—	—	25,937
Trade receivables	19,693	—	—	19,693
Commodity taxes recoverable and other receivables	15,247	—	—	15,247
Convertible debenture receivable	—	13,354	—	13,354
Long term investments	—	14,277	—	14,277
Liabilities	$	$	$	$
Accounts payable and accrued liabilities	45,581	—	—	45,581
Warrant liability	—	493	—	493
Deferred rent liability	946	—	—	946
Term loan	33,374	—	—	33,374